Preferred Shares, Warrant I and Warrant II	12 Months Ended
Dec. 31, 2012
Preferred Shares, Warrant I and Warrant II

9. PREFERRED SHARES, WARRANT I and WARRANT II

In February 2007, the Company issued 44,000,000 Series A convertible preferred shares, par value US$0.0001 per share, at issuance price of US$0.50 per share.

On June 20, 2007, the Company issued 35,873,535 Series B convertible redeemable preferred shares, par value US$0.0001, of which 32,144,009 shares were issued for cash proceeds of RMB312,338 (US$41,000) and 3,729,526 shares were issued upon the conversion of convertible notes and accrued interest of RMB30,472 (US$4,000) and RMB331 (US$43), respectively. Total cash proceeds of RMB310,383 (US$40,743) were net of issuance costs of RMB1,955 (US$257).

In conjunction with the Series B convertible redeemable preferred shares, the Group granted Warrant I and Warrant II to purchase 13,066,670 and 3,136,001 Series B convertible redeemable preferred shares at a per share purchase price RMB10.44 (US$1.53) and RMB8.70 (US$1.28), respectively. The total fair value of Warrant I and Warrant II was RMB15,544.

In 2007 and June 2008, the Company issued 16,052,046 Series B convertible redeemable shares upon exercise of 8,212,044 Warrants I, 3,136,001 Warrant II and 4,704,001 Warrant III, which were granted in conjunction with a promissory note issued in 2007, for total consideration of RMB160,596 (US$22,569). On June 20, 2008, 4,854,626 Warrant I expired unexercised. There was no warrant outstanding then.

In 2008, the Company issued 11,760,002, 11,760,002 and 1,306,667 Series B Shares for RMB10.44 (US$1.53) per share for total proceeds of RMB129,323 (US$18,000), RMB127,588 (US$18,000) and RMB13,894 (US$2,000), respectively, to existing ordinary and Series A shareholders.

In 2008, the Company exchanged 1,306,667 Series B Shares for a RMB13,894 (US$2,000) related party payable due to Powerhill Holdings Limited (“Powerhill”, a BVI company wholly-owned by Qi Ji and Tongtong Zhao), previously advanced to the Group for working capital purposes. No compensation expense was recorded given the effective purchase price of the Series B Shares exceeded the fair value of the Series B Shares on the exchange date.

Upon the completion of the Group’s IPO in March 2010, Series A convertible preferred shares and Series B convertible redeemable preferred shares were converted into ordinary shares on a one-to-one basis.

The key terms of Series A Shares and Series B Shares (collectively the “Preferred Shares”) were as follows:

Dividends

The holders of the Preferred Shares were entitled to participate in dividends paid to holders of ordinary shares on an as-converted basis.

Voting Rights

Each ordinary share was entitled to two votes per share. A Series A Share was entitled to one one-half of the number of ordinary shares into which it was convertible (one vote per ordinary share). Each Series B Share was entitled to vote on an as-if converted basis (two votes per ordinary share).

Conversion

The Preferred Shares were convertible into ordinary shares at 1:1 ratio initially, at the option of the holder at any time. The Preferred Shares were also automatically convertible upon the consummation of IPO or obtaining the necessary written consent from the holders of Preferred Shares. An IPO referred to a firm commitment, underwritten IPO by the Company of its ordinary shares with (i) a market capitalization equal to no less than US$495,000 immediately prior to the IPO, and (ii) total offering proceeds to the Company, before deduction of selling expenses, of not less than US$50,000.

The conversion prices of the Preferred Shares were subject to anti-dilution adjustments and in the event the Company issued ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to such issuance. No adjustments to the conversion prices occurred.

The Company determined that there was no BCF attributable to the Preferred Shares as the effective conversion price of the Preferred Shares was greater than the fair value of the ordinary shares on the respective commitment dates.

Redemption

The Series A Shares were not redeemable.

The Series B Shares were redeemable at a price equal to the subscription price plus all declared but unpaid dividends at the election of the holders of a majority of such shares on or after May 1, 2012.

Liquidation Preferences

The holders of Preferred Shares had preference over holders of ordinary shares with respect to payment of dividends and distribution of assets in the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation of the Company. A deemed liquidation event included a change in control and the sale, transfer or disposition of all or substantially all of the assets of the Group. The holders of Preferred Shares were entitled to receive an amount equal to the subscription price, plus declared but unpaid dividends. Series B Shares must receive their liquidation payment prior to any such payments being made on the Series A Shares.

Investor Put Option

The holders of Series B Shares had the right before the date of a Qualified IPO to require Qi Ji, founder and CEO of the Group, to purchase all or any portion of the Series B Shares at a per share price equal to 105% of the subscription price, upon the occurrence of certain triggering events.